Supplement dated September 1, 2023
to the following statutory prospectus(es):
Nationwide Advisory Retirement Income Annuity dated May 1, 2023
This supplement updates certain information contained in your statutory prospectus. Please read and retain this supplement for future reference.
Effective May 1, 2023 the following investment options are no longer available to receive transfers or new purchase payments:
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Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - December: Series II Shares
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Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - June: Series II Shares
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Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - March: Series II Shares
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Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - September: Series II Shares
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Invesco - Invesco V.I. S&P 500 Buffer Fund - December: Series II Shares
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Invesco - Invesco V.I. S&P 500 Buffer Fund - June: Series II Shares
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Invesco - Invesco V.I. S&P 500 Buffer Fund - March: Series II Shares
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Invesco - Invesco V.I. S&P 500 Buffer Fund - September: Series II Shares
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Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
PROS-0751